UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4626

					Tax-Free Trust or Oregon
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	9/30

				Date of reporting period:	3/31/04

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

                            SERVING OREGON INVESTORS
                                FOR OVER 15 YEARS

                                    TAX-FREE
                                TRUST OF OREGON

              380 MADISON AVENUE, SUITE 2300 * NEW YORK, NY 10017
                           800-437-1020 * 212-697-6666

[Logo of Tax-Free Trust of Oregon: a square containing two trees in front of mountains]

                              SEMI-ANNUAL REPORT

                            TAX-FREE TRUST OF OREGON
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2004
                                   (UNAUDITED)

                                                                        RATING
     FACE                                                              MOODY'S/
    AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (58.7%)         S&P         VALUE
-----------   ------------------------------------------------------   --------   ------------
              Beaverton, Oregon
$ 1,020,000         6.150%, 04/01/2005..............................    Aa3/AA    $  1,020,000
  1,080,000         6.250%, 04/01/2006..............................    Aa3/AA       1,080,000
              Bend, Oregon Transportation Highway System
                 (MBIA Corporation Insured)
  1,135,000         5.300%, 9/1/2017................................    Aaa/NR       1,245,140
              Benton and Linn Counties Oregon School District #509J
                 (Financial Security Assurance Insured)
  4,670,000         5.000%, 06/01/2021..............................    Aaa/NR       4,976,866
              Chemeketa, Oregon Community College District
                 (Financial Guaranty Insurance Corporation Insured)
  1,385,000         5.500%, 06/01/2014..............................    Aaa/AAA      1,619,965
              Clackamas County, Oregon School District #007J
                 (Lake Oswego)
  1,500,000         5.700%, 06/15/2010..............................    Aa2/NR       1,512,705
  1,340,000         5.375%, 06/01/2013..............................    Aa2/NR       1,518,609
              Clackamas County, Oregon School District #62
                 (Oregon City) (Financial Security Assurance
                 Insured)
  5,270,000         5.000%, 06/15/2016..............................    Aaa/AAA      5,842,427
              Clackamas County, Oregon School District #62
                 (Oregon City) (State School Bond Guaranty Program)
  1,330,000         5.375%, 06/15/2017..............................    Aa3/AA-      1,529,992
  2,055,000         5.500%, 06/15/2020..............................    Aa3/AA-      2,378,560
              Clackamas County, Oregon School District #86 (Canby)
                 (State School Bond Guaranty Program)
  3,535,000         5.250%, 06/15/2020..............................    Aa3/AA-      3,823,456
              Clackamas County, Oregon School District #108
                 (Estacada) (Financial Security Assurance Insured)
  1,295,000         5.375%, 06/15/2017..............................    Aaa/AAA      1,436,013
  2,000,000         5.000%, 06/15/2025..............................    Aaa/AAA      2,081,960
              Clackamas County, Oregon School District #115
                 (Gladstone) (AMBAC Indemnity Corporation Insured)
    615,000         5.700%, 06/01/2007..............................    Aaa/AAA        631,851
              Clackamas County, Oregon Tax Allocation
  1,000,000         6.500%, 05/01/2020..............................    NR/NR*       1,000,870
              Clackamas, Oregon Community College District
                 (Financial Guaranty Insurance Corporation Insured)
$ 3,955,000         5.250%, 06/15/2017..............................    Aaa/AAA   $  4,341,522
  4,310,000         5.250%, 06/15/2018..............................    Aaa/AAA      4,697,081
              Clackamas and Washington Counties, Oregon School
                 District #3J (Financial Guaranty  Insurance
                 Corporation Insured)
  1,620,000         5.000%, 06/01/2017..............................    Aaa/AAA      1,712,291
              Clatsop County School District #1 (Astoria)
                 (State School Bond Guaranty Program)
  1,855,000         5.500%, 06/15/2019..............................    NR/AA-       2,147,070
              Columbia County, Oregon School District #502
                 (Financial Guaranty Insurance Corporation Insured)
  2,070,000         zero coupon, 06/01/2015.. ......................    Aaa/AAA      1,333,639
              Deschutes County, Oregon (Financial Security
                 Assurance Insured)
  2,000,000         5.000%, 12/01/2014..............................    Aaa/NR       2,223,840
  1,615,000         5.000%, 12/01/2015..............................    Aaa/NR       1,789,388
  2,260,000         5.000%, 12/01/2016..............................    Aaa/NR       2,482,813
              Deschutes County, Oregon Administrative School
                 District #1 (Bend-LaPine)
  1,500,000         5.000%, 12/01/2017..............................    A1/A         1,617,315
              Deschutes County, Oregon Administrative School
                 District #1 (Bend-LaPine) (Financial Security
                 Assurance Insured)
  1,145,000         5.500%, 06/15/2014..............................    Aaa/NR       1,309,033
  1,300,000         5.500%, 06/15/2016..............................    Aaa/NR       1,476,423
  1,355,000         5.500%, 06/15/2018..............................    Aaa/NR       1,532,410
  3,000,000         5.125%, 06/15/2021..............................    Aaa/NR       3,183,960
              Douglas County, Oregon School District #4 (Roseburg)
                 (State School Bond Guaranty Program)
  1,075,000         5.125%, 12/15/2017..............................    Aa3/NR       1,170,697
              Douglas County, Oregon School District #116(Winston-
                 Dillard) (State School Bond Guaranty Program)
  1,020,000         5.625%, 06/15/2020..............................    NR/AA-       1,146,959
              Eugene, Oregon (Parks and Open Space)
  1,465,000         5.250%, 02/01/2018..............................    Aa2/NR       1,606,387
  1,555,000         5.250%, 02/01/2019..............................    Aa2/NR       1,697,049
              Gresham, Oregon (Financial Security Assurance Insured)
$ 1,155,000      5.375%, 06/01/2018................................     Aaa/NR    $  1,284,914
              Jackson County, Oregon School District #4
                 (Phoenix-Talent) (Financial Security
                 Assurance Insured)
  1,490,000         5.500%, 06/15/2013..............................    Aaa/AAA      1,699,360
  1,395,000         5.500%, 06/15/2018..............................    Aaa/AAA      1,577,647
              Jackson County, Oregon School District #9
                 (Eagle Point) (State School Bond Guaranty Program)
  1,120,000         5.625%, 06/15/2017..............................    Aa3/NR       1,280,104
  1,880,000         5.000%, 06/15/2021..............................    Aa3/NR       1,978,399
              Jackson County, Oregon School  District #549
                 (Medford)(State School Bond Guaranty Program)
  1,750,000         5.000%, 06/15/2012..............................    Aa3/NR       1,970,972
              Jackson County, Oregon School District #549C
                 (Financial Security Assurance Insured)
  1,000,000         5.300%, 06/01/2008..............................    Aaa/AAA      1,049,030
              Jefferson County School District #509J (Financial
                 Guaranty Insurance Corporation Insured)
  1,215,000         5.250%, 06/15/2014..............................    Aaa/AAA      1,370,812
  1,025,000         5.250%, 06/15/2017..............................    Aaa/AAA      1,137,135
              Josephine County, Oregon School District #7
                 (Grants Pass) (Financial Guaranty Insurance
                 Corporation Insured)
  2,700,000         5.700%, 06/01/2013..............................    Aaa/AAA      3,029,508
              Josephine County, Oregon School District #7
                 (Grants Pass) (Financial Security Assurance Insured)
  1,000,000         5.250%, 06/15/2013..............................    Aaa/AAA      1,150,090
              Josephine County, Oregon Three Rivers School District
                 (Financial Security Assurance Insured)
  1,780,000         5.250%, 06/15/2018..............................    Aaa/NR       1,939,862
  1,130,000         5.000%, 06/15/2019..............................    Aaa/NR       1,200,704
              Lane and Douglas Counties, Oregon School District #45J
                 (South Lane) (State School Bond Guaranty Program)
  1,525,000         6.000%, 06/15/2018..............................    NR/AA-       1,808,315
              Lane and Douglas County, Oregon School District
                 #97J (Siuslaw) (State School Bond Guaranty Program)
  1,000,000         5.400%, 06/15/2019..............................    Aa3/NR       1,101,950
              Lane County, Oregon (Financial Security Assurance
                 Insured)
$ 2,870,000         5.000%, 06/01/2015..............................    Aaa/NR    $  3,183,261
              Lane County, Oregon School District #40 (Creswell)
                 (State School Bond Guaranty Program)
  1,430,000         5.375%, 06/15/2020..............................    NR/AA-       1,567,237
              Lane County, Oregon School District #52J
                 (Financial Guaranty Insurance Corporation Insured)
    750,000         6.400%, 12/01/2009..............................    Aaa/AAA        844,883
              Lincoln County, Oregon School District
                 (Financial Guaranty Insurance Corporation Insured)
  1,245,000         5.250%, 06/15/2012..............................    Aaa/AAA      1,394,649
              Linn-Benton, Oregon Community College District
                 (Financial Guaranty Insurance Corporation Insured)
  1,160,000         zero coupon, 06/15/2011.........................    Aaa/AAA        912,734
              Linn County, Oregon School District #7 (Harrisburg)
                 (State School Bond Guaranty Program)
  1,660,000         5.500%, 06/15/2019..............................    NR/AA-       1,851,182
              Linn County, Oregon School District #9 (Lebanon)
                 (Financial Guaranty Insurance Corporation Insured)
  3,000,000         5.600%, 06/15/2030..............................    Aaa/AAA      3,295,800
              Linn County, Oregon School District #9 (Lebanon)
                 (MBIA Corporation Insured)
  2,500,000         5.000%, 06/15/2030..............................    Aaa/AAA      2,593,050
              Malheur County, Oregon Jail Bonds
                 (MBIA Corporation Insured)
  1,345,000         6.300%, 12/01/2012..............................    Aaa/AAA      1,451,295
              Metro, Oregon
  3,240,000         5.000%, 01/01/2013..............................    Aa1/AA+      3,525,671
  3,000,000         5.250%, 09/01/2014..............................    Aa1/AA+      3,381,990
              Multnomah and Clackamas Counties, Oregon School
                 District #10 (Gresham-Barlow) (Financial Security
                 Assurance Insured)
  1,140,000         5.000%, 06/15/2016..............................    Aaa/AAA      1,253,624
  1,205,000         5.000%, 06/15/2017..............................    Aaa/AAA      1,307,497
  1,500,000         5.500%, 06/15/2018..............................    Aaa/AAA      1,696,395
  2,650,000         5.000%, 06/15/2021..............................    Aaa/AAA      2,800,520
              Multnomah County School District #7 (Reynolds)
                 (State School Bond Guaranty Program)
$   500,000         5.625%, 06/15/2017..............................    Aa3/AA-   $    571,475
  2,375,000         5.125%, 06/15/2019..............................    Aa3/AA-      2,552,769
              Multnomah County School District #40 (David Douglas)
                 (Financial Security Assurance Insured)
  2,055,000         5.000%, 12/01/2015..............................    Aaa/AAA      2,225,092
  1,000,000         5.000%, 12/01/2017..............................    Aaa/AAA      1,067,510
              Northern Oregon Correctional (AMBAC Indemnity
                 Corporation Insured)
  1,195,000         5.400%, 09/15/2016..............................    Aaa/AAA      1,322,841
              Oak Lodge Water District (AMBAC Indemnity Corporation
                 Insured)
    215,000         7.300%, 12/01/2005..............................    Aaa/AAA        223,432
    215,000         7.300%, 12/01/2006..............................    Aaa/AAA        223,854
    215,000         7.400%, 12/01/2007..............................    Aaa/AAA        223,920
              Oregon State Department Administrative Services
                 Oregon Opportunity
  5,440,000         4.000%, 12/01/2014..............................    Aa3/AA-      5,651,997
              State of Oregon
  1,975,000         5.250%, 10/15/2013..............................    Aa3/AA-      2,248,202
  2,115,000         5.250%, 10/15/2014..............................    Aa3/AA-      2,394,159
              State of Oregon Board of Higher Education
    820,000         zero coupon, 08/01/2016.........................    Aa3/AA-        491,934
    500,000         zero coupon, 08/01/2018.........................    Aa3/AA-        267,325
    540,000         zero coupon, 08/01/2019.........................    Aa3/AA-        272,246
  1,440,000         5.000%, 08/01/2020..............................    Aa3/AA-      1,546,848
  2,560,000         5.500%, 08/01/2021..............................    Aa3/AA-      2,856,883
  3,000,000         5.000%, 08/01/2022..............................    Aa3/AA-      3,149,220
  1,655,000         5.600%, 08/01/2023..............................    Aa3/AA-      1,877,664
  1,500,000         5.600%, 08/01/2023..............................    Aa3/AA-      1,701,810
  6,300,000         6.000%, 08/01/2026..............................    Aa3/AA-      7,081,704
              State of Oregon Elderly and Disabled Housing
     40,000         6.250%, 08/01/2013..............................    Aa3/AA          40,535
              State of Oregon Veterans' Welfare
    700,000         9.200%, 10/01/2008..............................    Aa3/AA         904,183
    890,000         5.200%, 10/01/2018..............................    Aa3/AA         921,284
    845,000         5.250%, 10/01/2042..............................    Aa3/AA         882,721
              Polk, Marion, and Benton Counties, Oregon School
                 District #13J (Financial Guaranty Insurance
                 Corporation Insured)
$ 1,000,000         5.500%, 12/01/2008..............................    Aaa/AAA   $  1,039,930
              Portland, Oregon
  1,480,000         5.100%, 10/01/2009..............................    Aaa/NR       1,483,004
  2,790,000         5.750%, 06/01/2013..............................    Aaa/NR       2,941,162
  1,000,000         4.600%, 06/01/2014..............................    Aaa/NR       1,063,820
  2,000,000         5.600%, 06/01/2015..............................    Aa2/NR       2,177,700
    135,000         5.250%, 06/01/2015..............................    Aa2/NR         140,759
  2,975,000         zero coupon, 06/01/2015.........................    Aa2/NR       1,906,231
  1,120,000         5.125%, 06/01/2018..............................    Aaa/NR       1,223,342
 10,480,000         4.350%, 06/01/2023..............................    Aa2/NR      10,385,366
              Portland, Oregon Community College District
  3,015,000         5.125%, 06/01/2013..............................    Aa2/AA       3,346,801
  3,115,000         5.125%, 06/01/2016..............................    Aa2/AA       3,406,003
  2,350,000         5.000%, 06/01/2021..............................    Aa2/AA       2,472,435
              Portland, Oregon Community College District
                 (Financial Guaranty Insurance Corporation Insured)
  1,395,000         5.000%, 06/01/2017..............................    Aaa/AAA      1,490,837
              Salem-Keizer Oregon School District #24J
                 (Financial Security Assurance Insured)
  1,000,000         4.875%, 06/01/2014..............................    Aaa/AAA      1,075,140
  1,605,000         5.000%, 06/15/2015..............................    Aaa/AAA      1,796,701
  3,000,000         5.000%, 06/15/2016..............................    Aaa/AAA      3,325,860
              Southwestern Oregon Community College District
                 (MBIA Corporation Insured)
  1,120,000         6.000%, 06/01/2025..............................    Aaa/AAA      1,326,875
              Tillamook County, Oregon School District #9
                 (Financial Security Assurance Insured)
  3,000,000         5.250%, 06/15/2022..............................    Aaa/AAA      3,246,570
              Tualatin Hills Park and Recreation District, Oregon
                 (MBIA Corporation Insured)
  2,470,000         5.750%, 03/01/2012..............................    Aaa/AAA      2,575,024
  2,000,000         5.750%, 03/01/2015..............................    Aaa/AAA      2,084,100
              Umatilla County, Oregon (Financial Guaranty Insurance
                 Corporation Insured)
$ 2,000,000         5.600%, 10/01/2015 .............................    Aaa/AAA   $  2,198,560
              Umatilla County, Oregon School District #8R
                 (Hermiston) (AMBAC Indemnity Corporation Insured)
    700,000         6.100%, 12/01/2012 .............................    Aaa/AAA        723,730
              Umatilla County, Oregon School District #16R
                 (Pendleton) (Financial Guaranty Insurance
                 Corporation Insured)
  1,550,000         5.500%, 07/01/2012 .............................    Aaa/NR       1,807,532
              Wasco County, Oregon School District #12 (The Dalles)
                 (Financial Security Assurance Insured)
  1,135,000         6.000%, 06/15/2015 .............................    Aaa/AAA      1,345,860
  1,400,000         5.500%, 06/15/2017 .............................    Aaa/AAA      1,638,728
  1,790,000         5.500%, 06/15/2020 .............................    Aaa/AAA      2,091,293
              Washington County, Oregon
  1,000,000         5.000%, 06/01/2017 .............................    Aa2/NR       1,075,820
              Washington County, Oregon School District #15
                 (Forest Grove) (Financial Security Assurance
                 Insured)
  2,285,000         5.375%, 06/15/2014 .............................    Aaa/NR       2,572,316
  1,760,000         5.375%, 06/15/2016 .............................    Aaa/NR       1,966,994
  2,000,000         5.000%, 06/15/2021 .............................    Aaa/NR       2,107,220
              Washington County, Oregon School District #48J
                 (Beaverton)
  1,175,000         5.500%, 06/01/2006 .............................    Aa2/AA-      1,182,790
  1,130,000         5.600%, 06/01/2007 .............................    Aa2/AA-      1,137,661
  1,000,000         6.150%, 06/01/2008 .............................    Aa2/AA-      1,007,550
  1,415,000         5.700%, 06/01/2008 .............................    Aa2/AA-      1,424,693
  1,440,000         6.000%, 06/01/2011 .............................    Aa2/AA-      1,450,541
  2,000,000         5.125%, 01/01/2015 .............................    Aa2/AA-      2,182,200
  1,620,000         5.125%, 01/01/2016 .............................    Aa2/AA-      1,763,532
              Washington County, Oregon School District #48J
                 (Beaverton) (Financial Guaranty Insurance
                 Corporation Insured)
  2,800,000         5.375%, 06/01/2019 .............................    Aaa/AAA      3,088,596
              Washington and Clackamas Counties, School District
                 #23 (Tigard) (MBIA Corporation Insured)
$ 4,700,000         5.375%, 06/15/2014 .............................    Aaa/NR    $  5,362,371
  2,500,000         5.375%, 06/15/2020 .............................    Aaa/NR       2,761,900
              Washington and Clackamas Counties, School District
                 #23J (Tigard)
  1,000,000         5.650%, 06/01/2015 .............................    Aa3/NR       1,089,910
              Washington, Clackamas, and Yamhill County, Oregon
                 School District #88JT (Sherwood) (Financial
                 Security Assurance Insured)
  2,315,000         6.100%, 06/01/2012 .............................    Aaa/AAA      2,449,710
    585,000         6.100%, 06/01/2012 .............................    Aaa/AAA        619,041
  2,055,000         5.125%, 06/15/2012 .............................    Aaa/NR       2,283,208
              Washington, Multnomah and Yamhill County, Oregon
                 School District #1J (Hillsboro)
  1,295,000         5.250%, 06/01/2013 .............................    Aa3/NR       1,453,560
              Washington and Yamhill, Oregon County School District
                 #58J (Farmington View)(AMBAC Indemnity
                 Corporation Insured)
     70,000         6.600%, 11/01/2004 .............................    Aaa/AAA         70,282
     80,000         6.600%, 11/01/2005 .............................    Aaa/AAA         80,318
     90,000         6.600%, 11/01/2006 .............................    Aaa/AAA         90,364
              Yamhill County, Oregon School District #29J (Newberg)
                 (Financial Security Assurance Insured)
  2,000,000         5.350%, 06/01/2006 .............................    Aaa/AAA      2,013,240
              Yamhill County, Oregon School District #29J (Newberg)
                 (MBIA Corporation Insured)
  2,850,000         5.250%, 06/15/2017 .............................    Aaa/NR       3,161,790
  3,765,000         5.250%, 06/15/2020 .............................    Aaa/NR       4,112,848
                                                                                  ------------
                    Total State of Oregon General Obligation Bonds..               267,326,307
                                                                                  ------------

              STATE OF OREGON REVENUE BONDS - 38.6%
              ------------------------------------------------------

              AIRPORT REVENUE BONDS - 0.7%
              ------------------------------------------------------
              Port of Portland, Oregon Airport (AMBAC Indemnity
                 Corporation Insured)
  3,000,000         5.500%, 07/01/2024 .............................    Aaa/AAA      3,260,190
                                                                                  ------------

              CERTIFICATES OF PARTICIPATION REVENUE BONDS - 4.8%
              ------------------------------------------------------
              Oregon State Department of Administration Services
                 (AMBAC Indemnity Corporation Insured)
$   500,000         5.375%, 05/01/2014 .............................    Aaa/AAA   $    565,875
    950,000         5.000%, 11/01/2019 .............................    Aaa/AAA      1,004,511
  1,120,000         5.000%, 05/01/2021 .............................    Aaa/AAA      1,186,282
  1,500,000         5.800%, 05/01/2024 .............................    Aaa/AAA      1,697,070
  3,970,000         6.000%, 05/01/2026 .............................    Aaa/AAA      4,740,220
              Oregon State Department of Administrative Services
                 (Financial Security Assurance Insured)
  1,300,000         5.500%, 11/01/2012 .............................    Aaa/AAA      1,518,335
  1,135,000         5.000%, 05/01/2015 .............................    Aaa/AAA      1,257,955
              Oregon State Department of Administration Services
                 (MBIA Corporation Insured)
  2,000,000         5.250%, 05/01/2011 .............................    Aaa/AAA      2,288,900
  1,530,000         5.375%, 11/01/2016 .............................    Aaa/AAA      1,646,693
  4,250,000         5.500%, 11/01/2020 .............................    Aaa/AAA      4,582,435
              Washington County, Oregon Educational Services
    645,000         5.625%, 06/01/2016 .............................    A1/NR          664,286
              Washington County, Oregon Educational Services
                 (MBIA Corporation Insured)
    830,000         5.750%, 06/01/2025 .............................    Aaa/AAA        871,616
                                                                                  ------------
                 Total Certificates of Participation Revenue Bonds..                22,024,178
                                                                                  ------------

              HOSPITAL REVENUE BONDS - 7.4%
              ------------------------------------------------------
              Clackamas County, Oregon Hospital Facilities
                 Authority (Legacy Health System)
  2,000,000         5.250%, 02/15/2017 .............................    Aa3/AA       2,115,780
  2,980,000         5.250%, 02/15/2018 .............................    Aa3/AA       3,136,361
              Clackamas County, Oregon Hospital Facilities
                 Authority (Legacy Health System) (MBIA Corporation
                 Insured)
  2,650,000         4.750%, 02/15/2011 .............................    Aaa/AAA      2,890,938
              Clackamas County, Oregon Hospital Facilities
                 (Legacy Health System)
  4,000,000         5.250%, 05/01/2021 .............................    Aa3/AA       4,209,360
              Clackamas County, Oregon Hospital Facilities
                 Authority (Mary's Woods)
  3,480,000         6.625%, 05/15/2029 .............................    NR/NR*       3,640,950
              Deschutes County, Oregon Hospital Facilities Authority
                 (Cascade Health)
$ 2,000,000         5.600%, 01/01/2027..............................    A1/NR     $  2,100,940
  3,000,000         5.600%, 01/01/2032..............................    A1/NR        3,147,450
              Douglas County, Oregon Hospital Facilities Authority
                 (Catholic Health) (MBIA Corporation Insured)
    535,000         5.600%, 11/15/2005..............................    Aaa/AAA        559,669
              Medford, Oregon Hospital Authority (Asante Health
                 Systems) (MBIA Corporation Insured)
  1,050,000         5.000%, 08/15/2018..............................    Aaa/AAA      1,104,296
              State of Oregon Health Housing Educational and            Aaa/AAA      4,016,235
                 Cultural Facilities Authority (Peacehealth)
                 (AMBAC Indemnity Corporation Insured)
  2,300,000         5.250%, 11/15/2017..............................    Aaa/AAA      2,537,406
  1,850,000         5.000%, 11/15/2026..............................    Aaa/AAA      1,935,507
  1,430,000         5.000%, 11/15/2032..............................    Aaa/AAA      1,474,330
              Western Lane County,  Oregon Hospital  Facilities
                 Authority (Sisters of St. Joseph Hospital)
                 (MBIA Corporation Insured)
  1,000,000         5.625%, 08/01/2007..............................    Aaa/AAA      1,033,380
  3,885,000         5.750%, 08/01/2019..............................    Aaa/AAA      4,016,235
                                                                                  ------------
                 Total Hospital Revenue Bonds.......................                33,902,602
                                                                                  ------------
              HOUSING, EDUCATIONAL, AND CULTURAL REVENUE
              BONDS - 5.6%
              ------------------------------------------------------
              Clackamas Community College District
                 (MBIA Corporation Insured)
  1,865,000         5.700%, 06/01/2016..............................    Aaa/AAA      2,034,659
              Multnomah County, Oregon Educational Facility
                 (University of Portland)
  1,000,000         6.000%, 04/01/2020..............................    NR/BBB+      1,083,980
              Oregon Health Sciences University
                 (MBIA Corporation Insured)
  4,500,000         5.250%, 07/01/2015..............................    Aaa/AAA      4,898,340
 13,790,000         zero coupon, 07/01/2021.........................    Aaa/AAA      6,211,843
  3,000,000         5.250%, 07/01/2022  ............................    Aaa/AAA      3,237,330
              Salem, Oregon Educational Facilities
                 (Willamette University)
  1,000,000         6.000%, 04/01/2010..............................    A2/NR        1,013,600
              State of Oregon Housing and Community Services
$    65,000         5.900%, 07/01/2012..............................    Aa2/NR    $     68,075
    305,000         6.700%, 07/01/2013..............................    Aa2/NR         305,265
    670,000         6.000%, 07/01/2020..............................    Aa2/NR         707,111
  1,510,000         5.400%, 07/01/2027..............................    Aa2/NR       1,556,357
    740,000         6.875%, 07/01/2028..............................    Aa2/NR         743,204
              State of Oregon Housing and Community Services
                 (MBIA Corporation Insured)
  1,500,000         5.450%, 07/01/2024..............................    Aaa/AAA      1,512,195
              State of Oregon Housing, Educational and Cultural
                 Facilities Authority (George Fox University)
                 (LOC: Bank of America)
  1,000,000         5.700%, 03/01/2017..............................    NR/AA-       1,056,900
              State of Oregon Housing Finance Authority
    935,000         6.800%, 07/01/2013 .............................    Aa2/A+         935,767
                 Total Housing, Educational, and Cultural
                                                                                  ------------
                    Revenue Bonds...................................                25,364,626
                                                                                  ------------

              TRANSPORTATION REVENUE BONDS - 5.0%
              ------------------------------------------------------
              Oregon St. Department Transportation Highway Usertax
  1,000,000         5.500%, 11/15/2014..............................    Aa1/AA+      1,158,020
  2,000,000         5.500%, 11/15/2016..............................    Aa1/AA+      2,291,900
  3,025,000         5.500%, 11/15/2018..............................    Aa1/AA+      3,420,882
  2,555,000         5.375%, 11/15/2018..............................    Aa1/AA+      2,833,878
  4,545,000         5.125%, 11/15/2026..............................    Aa1/AA+      4,802,202
              State of Oregon Department of Transportation
                 (Light Rail) (MBIA Corporation Insured)
  2,000,000         6.000%, 06/01/2005..............................    Aaa/AAA      2,055,740
              Tri-County Metropolitan Transportation District
  1,440,000         5.750%, 08/01/2016..............................    Aa3/AA+      1,670,040
  1,775,000         5.000%, 09/01/2016..............................    Aa3/AA+      1,938,797
              Tri-County Metropolitan Transportation District
                 (LOC: Morgan Guaranty Trust)
  2,500,000         5.400%, 06/01/2019 .............................    NR/AA-       2,625,750
                                                                                  ------------
                 Total Transportation Revenue Bonds.................                22,797,209
                                                                                  ------------

              URBAN RENEWAL REVENUE BONDS - 2.4%
              ------------------------------------------------------
              Portland, Oregon Airport Way Renewal and
                 Redevelopment (AMBAC Indemnity Corporation Insured)
$ 1,640,000         6.000%, 06/15/2014..............................    Aaa/NR    $  1,918,636
  1,765,000         5.750%, 06/15/2020..............................    Aaa/NR       2,041,275
              Portland, Oregon River District Urban Renewal and
                 Redevelopment (AMBAC Indemnity Corporation Insured)
  1,420,000         5.000%, 06/15/2016..............................    Aaa/NR       1,561,531
  1,915,000         5.000%, 06/15/2020..............................    Aaa/NR       2,050,352
              Portland, Oregon Urban Renewal Tax Allocation
                 (AMBAC Indemnity Corporation Insured)
                 (Convention Center)
  1,150,000         5.750%, 06/15/2018..............................    Aaa/NR       1,333,529
  2,000,000         5.450%, 06/15/2019..............................    Aaa/NR       2,197,500
                                                                                  ------------
                 Total Urban Renewal Revenue Bonds..................                11,102,823
                                                                                  ------------

              UTILITY REVENUE BONDS - 1.9%
              ------------------------------------------------------
              Emerald Peoples Utility District, Oregon
                 (Financial Security Assurance Insured)
  1,455,000         5.250%, 11/01/2022..............................    Aaa/NR       1,579,126
              Eugene, Oregon Electric Utility
  1,400,000         5.800%, 08/01/2019..............................    A1/AA-       1,435,952
              Eugene, Oregon Electric Utility
                 (Financial Security Assurance Insured)
  1,060,000         5.250%, 08/01/2014..............................    Aaa/AAA      1,186,840
  1,600,000         5.000%, 08/01/2018..............................    Aaa/AAA      1,711,328
              Eugene, Oregon Trojan Nuclear Project
  1,665,000         5.900%, 09/01/2009..............................    Aaa/AA-      1,670,877
              Northern Wasco County,  Oregon Public Utility
                 Development (Financial Guaranty Insurance
                 Corporation Insured)
  1,000,000         5.625%, 12/01/2022..............................    Aaa/AAA      1,076,080
                                                                                  ------------
                 Total Utility Revenue Bonds........................                 8,660,203
                                                                                  ------------

              WATER AND SEWER REVENUE BONDS - 9.9%
              ------------------------------------------------------
              Bend, Oregon Sewer Revenue (AMBAC Indemnity
                 Corporation Insured)
  1,130,000         5.150%, 10/01/2014..............................    Aaa/NR       1,248,435
              Klamath Falls Water (Financial Security Assurance
                 Insured)
$ 1,575,000         5.500%, 07/01/2016 .............................    Aaa/AAA   $  1,841,758
              Klamath Wastewater (AMBAC Indemnity Corporation
                 Insured)
  1,545,000         5.650%, 06/01/2020 .............................    Aaa/AAA      1,747,534
              Lebanon, Oregon Wastewater (Financial Security
                 Assurance Insured)
  1,000,000         5.700%, 03/01/2020 .............................    Aaa/AAA      1,136,410
              Portland Sewer System (Financial Guaranty Insurance
                 Corporation Insured)
  2,900,000         5.750%, 08/01/2019 .............................    Aaa/AAA      3,345,208
              Portland Sewer System (Financial Security Assurance
                 Insured)
  2,760,000         5.250%, 06/01/2017 .............................    Aaa/AAA      3,080,436
  3,470,000         5.000%, 06/01/2021 .............................    Aaa/AAA      3,698,014
              Portland Sewer System (MBIA Corporation Insured)
  2,500,000         5.250%, 06/01/2016 .............................    Aaa/AAA      2,678,200
              Portland Water System
  1,440,000         5.500%, 08/01/2015 .............................    Aa1/NR       1,459,771
  7,420,000         5.500%, 08/01/2019 .............................    Aa1/NR       8,335,257
  1,235,000         5.500%, 08/01/2020 .............................    Aa1/NR       1,386,596
              Salem Oregon Water and Sewer (Financial Security
                 Assurance Insured)
  1,000,000         5.375%, 06/01/2015 .............................    Aaa/AAA      1,157,860
  1,970,000         5.375%, 06/01/2016 .............................    Aaa/AAA      2,171,708
  3,025,000         5.500%, 06/01/2020 .............................    Aaa/AAA      3,387,486
              Washington County, Oregon Clean Water Services
                 (Financial Guaranty Insurance Corporation Insured)
    995,000         5.000%, 10/01/2013 .............................    Aaa/AAA      1,103,634
  3,525,000         5.125%, 10/01/2017 .............................    Aaa/AAA      3,817,364
              Washington County Unified Sewer Agency (AMBAC
                 Indemnity Corporation Insured)
  2,120,000         5.900%, 10/01/2006 .............................    Aaa/AAA      2,171,580
    315,000         5.900%, 10/01/2006 .............................    Aaa/AAA        322,384
    750,000         6.125%, 10/01/2012 .............................    Aaa/AAA        769,073
                                                                                  ------------
                 Total Water and Sewer Revenue Bonds ...............                44,858,708
                                                                                  ------------

              OTHER REVENUE BONDS - 0.9%
              ------------------------------------------------------
              Baker County Pollution Control (Ash Grove Cement
                 West Project) (Small Business Administration
                 Insured)
$   355,000         6.200%, 07/01/2004 .............................    Aaa/NR    $    359,203
    380,000         6.300%, 07/01/2005 .............................    Aaa/NR         384,590
              Multnomah County School District #1J, Special
                 Obligations
  1,000,000         5.000%, 03/01/2007 .............................    A1/A         1,014,160
              Oregon State Department of Administration Services
                 (Lottery Revenue) (Financial Security Assurance
                 Insured)
  2,000,000         5.750%, 04/01/2014 .............................    Aaa/AAA      2,336,140
                                                                                  ------------
                 Total Other Revenue Bonds .........................                 4,094,093
                                                                                  ------------
                    Total State of Oregon Revenue Bonds ............               176,064,632
                                                                                  ------------

              U.S. TERRITORIES - 1.3%
              ------------------------------------------------------
              Puerto Rico Municipal Finance Agency (Financial
                 Security Assurance Insured)
    500,000         5.250%, 8/01/2016 ..............................    Aaa/AAA        558,465
  5,000,000         5.250%, 8/01/2020 ..............................    Aaa/AAA      5,501,600
                                                                                  ------------
                    Total U.S. Territory Bonds .....................                 6,060,065
                                                                                  ------------

                 Total Municipal Bonds (cost $419,929,020**) .......     98.6%     449,451,004
                 Other assets less liabilities .....................      1.4        6,346,488
                                                                        ------    ------------
                 Net Assets ........................................    100.0%    $455,797,492
                                                                        ======    ============

     (*) Any security not rated (NR) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

     (**) See note 4.

                            PORTFOLIO ABBREVIATIONS:

     AMBAC - American Municipal Bond Assurance Corp.
     LOC   - Letter of Credit
     MBIA  - Municipal Bond Investors Assurance

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2004
                                   (UNAUDITED)

ASSETS
   Investments at value (cost $419,929,020)....................   $449,451,004
   Cash .......................................................        243,755
   Interest receivable ........................................      6,359,222
   Receivable for investment securities sold ..................        579,127
   Receivable for Trust shares sold ...........................        235,388
   Other assets ...............................................          2,172
                                                                  ------------
   Total assets ...............................................    456,870,668
                                                                  ------------
LIABILITIES
   Dividends payable ..........................................        448,603
   Payable for Trust shares redeemed ..........................        226,070
   Distribution fees payable ..................................        164,199
   Management fees payable ....................................        155,362
   Accrued expenses ...........................................         78,942
                                                                  ------------
   Total liabilities ..........................................      1,073,176
                                                                  ------------
NET ASSETS ....................................................   $455,797,492
                                                                  ============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share ................................   $    411,267
   Additional paid-in capital .................................    424,888,271
   Net unrealized appreciation on investments (note 4) ........     29,521,984
   Undistributed net investment income ........................        611,316
   Accumulated net realized gain on investments ...............        364,654
                                                                  ------------
                                                                  $455,797,492
                                                                  ============
CLASS A
   Net Assets .................................................   $370,899,606
                                                                  ============
   Capital shares outstanding .................................     33,461,642
                                                                  ============
   Net asset value and redemption price per share .............   $      11.08
                                                                  ============
   Offering price per share (100/96 of $11.08 adjusted
      to nearest cent) ........................................   $      11.54
                                                                  ============

CLASS C
   Net Assets .................................................   $ 44,517,299
                                                                  ============
   Capital shares outstanding .................................      4,019,711
                                                                  ============
   Net asset value and offering price per share ...............   $      11.07
                                                                  ============
   Redemption price per share (* a charge of 1% is imposed
      on the redemption proceeds of the shares, or on the
      original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ..............   $      11.07*
                                                                  ============

CLASS Y
   Net Assets .................................................   $ 40,380,587
                                                                  ============
   Capital shares outstanding .................................      3,645,384
                                                                  ============
   Net asset value, offering and redemption price per share ...   $      11.08
                                                                  ============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MARCH 31, 2004
                                   (UNAUDITED)

INVESTMENT INCOME:
   Interest income ..........................................                 $10,493,938

   Management fees (note 3) .................................   $   892,017
   Distribution and service fees (note 3) ...................       492,512
   Transfer and shareholder servicing agent fees ............       126,293
   Trustees' fees and expenses (note 8) .....................        67,883
   Shareholders' reports and proxy statements ...............        51,530
   Legal fees ...............................................        41,719
   Custodian fees ...........................................        16,753
   Registration fees and dues ...............................        14,213
   Auditing and tax fees ....................................        13,311
   Insurance ................................................        10,996
   Miscellaneous ............................................        22,734
                                                                -----------
                                                                  1,749,961
   Expenses paid indirectly (note 6) ........................        (8,033)
                                                                -----------
   Net expenses .............................................                   1,741,928
                                                                              -----------
   Net investment income ....................................                   8,752,010

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) from securities transactions.....       367,326
   Change in unrealized appreciation on investments .........     2,144,198
                                                                -----------

   Net realized and unrealized gain (loss) on investments....                   2,511,524
                                                                              -----------
   Net change in net assets resulting from operations .......                 $11,263,534
                                                                              ===========

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED
                                                                  MARCH 31, 2004        YEAR ENDED
                                                                    (UNAUDITED)     SEPTEMBER 30, 2003
                                                                 ----------------   ------------------
OPERATIONS:
   Net investment income .....................................     $  8,752,010         $ 16,966,997
   Net realized gain (loss) from securities transactions .....          367,326              811,685
   Change in unrealized appreciation on investments ..........        2,144,198           (2,884,993)
                                                                   ------------         ------------
      Change in net assets resulting from operations .........       11,263,534           14,893,689
                                                                   ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income .....................................       (7,240,862)         (14,363,419)
   Net realized gain on investments ..........................         (664,014)            (695,373)

   Class C Shares:
   Net investment income .....................................         (686,235)          (1,129,376)
   Net realized gain on investments ..........................          (79,319)             (59,624)

   Class Y Shares:
   Net investment income .....................................         (785,118)          (1,405,437)
   Net realized gain on investments ..........................          (68,645)             (65,668)
                                                                   ------------         ------------
      Change in net assets from distributions ................       (9,524,193)         (17,718,897)
                                                                   ------------         ------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold .................................       34,510,101           83,776,003
   Reinvested dividends and distributions ....................        6,197,788           11,642,913
   Cost of shares redeemed ...................................      (28,147,608)         (53,577,493)
                                                                   ------------         ------------
      Change in net assets from capital share transactions ...       12,560,281           41,841,423
                                                                   ------------         ------------

      Change in net assets ...................................       14,299,622           39,016,215

NET ASSETS:
   Beginning of period .......................................      441,497,870          402,481,655
                                                                   ------------         ------------
   End of period* ............................................     $455,797,492         $441,497,870
                                                                   ============         ============

   * Includes undistributed net investment income of:.........     $    611,316         $    571,521
                                                                   ============         ============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

     Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1 % is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.


2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. FEES AND RELATED PARTY TRANSACTIONS

a)   MANAGEMENT ARRANGEMENTS:

     Effective January 1, 2004, Aquila Management Corporation, founder of the Trust, assigned its Advisory and Administration Agreement and Sub-Advisory Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC (the "Manager"), which will continue the management of the Trust. The transfer was made for reasons of corporate and tax planning and will have no effect on the management of the Trust or the fees being paid. The portfolio management of the Trust has been delegated to a sub-adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the sub-adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% on the Trust's net assets.

     U.S. Bancorp Asset Management, Inc. (the "Sub-Adviser"), serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% on the Trust's net assets.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.


b) DISTRIBUTION AND SERVICE FEES:

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended March 31, 2004, service fees on Class A Shares amounted to $273,043, of which the Distributor retained $11,279.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 2004, amounted to $164,602. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 2004, amounted to $54,867. The total of these payments made with respect to Class C Shares amounted to $219,469, of which the Distributor retained $30,646.

     Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Oregon, with the bulk of sales commissions inuring to such dealers. For the six months ended March 31, 2004, total commissions on sales of Class A Shares amounted to $419,406 of which the Distributor received $76,511.


c) OTHER RELATED PARTY TRANSACTIONS

     For the six months ended March 31, 2004 the Trust incurred $40,754 of legal fees allocable to Hollyer Brady Smith & Hines LLP, counsel to the Trust for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a Partner of Hollyer Brady Smith & Hines LLP.


4. PURCHASES AND SALES OF SECURITIES

     During the six months ended March 31, 2004, purchases of securities and proceeds from the sales of securities aggregated $34,500,925 and $17,627,820, respectively.

     At March 31, 2004, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $30,051,643, and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $119,129 for a net unrealized appreciation of $29,932,514. The tax cost of the Trust's securities at March 31, 2004 equals $419,518,490.


5. PORTFOLIO ORIENTATION

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuer's to pay interest and principal on their obligations.


6. EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                          Six Months Ended
                                           March 31, 2004                Year Ended
                                             (Unaudited)             September 30, 2003
                                     -------------------------   -------------------------
                                       Shares        Amount        Shares         Amount
                                     ----------   ------------   ----------   ------------
CLASS A SHARES:
   Proceeds from shares sold .....    2,020,360   $ 22,370,160    4,290,731   $ 47,160,565
   Reinvested dividends and
      distributions ..............      460,630      5,095,793      881,039      9,639,480
   Cost of shares redeemed .......   (1,680,013)   (18,547,216)  (3,581,928)   (39,235,022)
                                     ----------   ------------   ----------   ------------
      Net change .................      800,977      8,918,737    1,589,842     17,565,023
                                     ----------   ------------   ----------   ------------
CLASS C SHARES:
   Proceeds from shares sold .....      452,032      5,001,108    2,166,804     23,820,080
   Reinvested dividends and
      distributions ..............       47,343      523,208         71,346        780,271
   Cost of shares redeemed .......     (456,694)    (5,041,856)    (588,665)    (6,451,056)
                                     ----------   ------------   ----------   ------------
      Net change .................       42,681        482,460    1,649,485     18,149,295
                                     ----------   ------------   ----------   ------------
CLASS Y SHARES:
   Proceeds from shares sold .....      644,863      7,138,833    1,167,839     12,795,358
   Reinvested dividends and
      distributions ..............       52,488        578,787      111,651      1,223,162
   Cost of shares redeemed .......     (414,176)    (4,558,536)    (722,204)    (7,891,415)
                                     ----------   ------------   ----------   ------------
      Net change .................      283,175      3,159,084      557,286      6,127,105
                                     ----------   ------------   ----------   ------------
Total transactions in Trust
   shares ........................    1,126,833   $ 12,560,281    3,796,613   $ 41,841,423
                                     ==========   ============   ==========   ============


8. TRUSTEES' FEES AND EXPENSES

     During the previous fiscal year ended September 30, 2003 there were eleven Trustees, two of whom are affiliated with the Manager and are not paid any trustee fees. Each Trustee's fees paid during the previous year averaged approximately $8,050 for carrying out responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also covers Trustees' expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and outreach meetings of Shareholders. For the previous fiscal year ended September 30, 2003 such meeting-related expenses averaged approximately $5,175 per Trustee.


9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.


10. DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

     The tax character of distributions during the fiscal years ended September 30, 2003 and 2002 is as follows:

     Distributions from

                         Year Ended September 30,
                        --------------------------
                            2003          2002
                        -----------   -----------
Net tax-exempt income   $16,878,780   $15,633,548
Ordinary income              28,432        19,956
Capital gain                811,685       820,660
                        -----------   -----------
                        $17,718,897   $16,474,164
                        ===========   ===========

     As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain         $   811,685
Unrealized appreciation                27,747,810
Undistributed tax-exempt income           522,741
                                      -----------
                                      $29,082,236
                                      ===========

     The difference between book basis and tax basis unrealized appreciation is attributable primarily to wash sales and premium/discount adjustments.

                            TAX-FREE TRUST OF OREGON
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    Class A
                                                         ---------------------------------------------------------
                                                          Six Months
                                                            Ended                Year Ended September 30,
                                                           3/31/04     -------------------------------------------
                                                         (Unaudited)    2003      2002     2001     2000     1999
                                                         -----------   ------    ------   ------   ------   ------
Net asset value, beginning of period .................    $11.04       $11.12    $10.72   $10.29   $10.27   $10.86
                                                          ------       ------    ------   ------   ------   ------
Income (loss) from investment operations:
   Net investment income + ...........................     0.22         0.45      0.48     0.49     0.50     0.50
   Net gain (loss) on securities (both realized
      and unrealized) ................................     0.06        (0.06)     0.41     0.44     0.02    (0.56)
                                                          ------       ------    ------   ------   ------   ------
   Total from investment operations ..................     0.28         0.39      0.89     0.93     0.52    (0.06)
                                                          ------       ------    ------   ------   ------   ------
Less distributions (note 10):
   Dividends from net investment income ..............    (0.22)       (0.45)    (0.47)   (0.49)   (0.50)   (0.51)
   Distributions from capital gains ..................    (0.02)       (0.02)    (0.02)   (0.01)      --    (0.02)
                                                          ------       ------    ------   ------   ------   ------
   Total distributions ...............................    (0.24)       (0.47)    (0.49)   (0.50)   (0.50)   (0.53)
                                                          ------       ------    ------   ------   ------   ------
Net asset value, end of period .......................    $11.08       $11.04    $11.12   $10.72   $10.29   $10.27
                                                          ======       ======    ======   ======   ======   ======

Total return (not reflecting sales charge) ...........    2.56%*       3.65%     8.59%     9.18%    5.26%   (0.62)%
Ratios/supplemental data
   Net assets, end of period (in millions) ...........     $371         $361      $345     $309     $289     $309
   Ratio of expenses to average net assets ...........    0.71%**       0.71%     0.71%    0.72%    0.71%    0.71%
   Ratio of net investment income to average net
      assets .........................................    3.99%**       4.11%     4.45%    4.62%    4.93%    4.70%
   Portfolio turnover rate ...........................      4%*          12%       11%      17%      20%      16%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...........    0.71%**       0.70%     0.69%    0.70%    0.70%    0.68%

----------
+ Per share amounts have been calculated using the monthly average shares method.

*    Not annualized.

**   Annualized.

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     Class C
                                                         ---------------------------------------------------------
                                                          Six Months
                                                            Ended                Year Ended September 30,
                                                           3/31/04     -------------------------------------------
                                                         (Unaudited)    2003      2002     2001     2000     1999
                                                         -----------   ------    ------   ------   ------   ------
Net asset value, beginning of period .................    $11.03       $11.11    $10.71   $10.28   $10.27   $10.85
                                                          ------       ------    ------   ------   ------   ------
Income (loss) from investment operations:
   Net investment income + ...........................     0.17         0.36      0.38     0.39     0.41     0.41
   Net gain (loss) on securities (both realized and
      unrealized).....................................     0.06        (0.06)     0.42     0.45     0.02    (0.55)
                                                          ------       ------    ------   ------   ------   ------
   Total from investment operations ..................     0.23         0.30      0.80     0.84     0.43    (0.14)
                                                          ------       ------    ------   ------   ------   ------
Less distributions (note 10):
   Dividends from net investment income...............    (0.17)       (0.36)    (0.38)   (0.40)   (0.42)   (0.42)
   Distributions from capital gains ..................    (0.02)       (0.02)    (0.02)   (0.01)      --    (0.02)
                                                          ------       ------    ------   ------   ------   ------
   Total distributions ...............................    (0.19)       (0.38)    (0.40)   (0.41)   (0.42)   (0.44)
                                                          ------       ------    ------   ------   ------   ------
Net asset value, end of period .......................    $11.07       $11.03    $11.11   $10.71   $10.28   $10.27
                                                          ======       ======    ======   ======   ======   ======

Total return (not reflecting sales charge) ...........    2.13%*        2.77%     7.67%    8.26%    4.27%   (1.38)%
Ratios/supplemental data
   Net assets, end of period (in millions)............     $44.5        $43.9     $25.9    $12.7     $5.8     $3.0
   Ratio of expenses to average net assets............    1.56%**       1.55%     1.55%    1.56%    1.55%    1.56%
   Ratio of net investment income to average net
      assets .........................................    3.14%**       3.22%     3.56%    3.70%    4.03%    3.84%
   Portfolio turnover rate............................      4%*          12%       11%      17%      20%      16%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets............    1.56%**       1.54%    1.54%    1.54%    1.54%    1.53%

                                                                                     Class Y
                                                         --------------------------------------------------------
                                                          Six Months
                                                            Ended                Year Ended September 30,
                                                           3/31/04     ------------------------------------------
                                                         (Unaudited)    2003      2002     2001     2000     1999
                                                         -----------   ------    ------   ------   ------   ------
Net asset value, beginning of period .................    $11.03       $11.11    $10.72   $10.28   $10.27   $10.85
                                                          ------       ------    ------   ------   ------   ------
Income (loss) from investment operations:
   Net investment income + ...........................     0.23         0.47      0.49     0.50     0.52     0.52
   Net gain (loss) on securities (both realized and
      unrealized).....................................     0.07        (0.06)     0.41     0.45     0.01    (0.56)
                                                          ------       ------    ------   ------   ------   ------
   Total from investment operations ..................     0.30         0.41      0.90     0.95     0.53    (0.04)
                                                          ------       ------    ------   ------   ------   ------
Less distributions (note 10):
   Dividends from net investment income...............    (0.23)       (0.47)    (0.49)   (0.50)   (0.52)   (0.52)
   Distributions from capital gains ..................    (0.02)       (0.02)    (0.02)   (0.01)      --    (0.02)
                                                          ------       ------    ------   ------   ------   ------
   Total distributions ...............................    (0.25)       (0.49)    (0.51)   (0.51)   (0.52)   (0.54)
                                                          ------       ------    ------   ------   ------   ------
Net asset value, end of period .......................    $11.08       $11.03    $11.11   $10.72   $10.28   $10.27
                                                          ======       ======    ======   ======   ======   ======

Total return (not reflecting sales charge) ...........     2.73%*       3.80%     8.65%    9.45%    5.32%   (0.39)%
Ratios/supplemental data
   Net assets, end of period (in millions)............     $40.4        $37.1     $31.2    $23.8    $20.5    $17.0
   Ratio of expenses to average net assets............    0.56%**       0.56%     0.56%    0.57%    0.56%    0.56%
   Ratio of net investment income to average net
      assets .........................................    4.14%**       4.26%     4.59%    4.76%    5.08%    4.86%
   Portfolio turnover rate............................      4%*         12%       11%      17%      20%      16%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets............    0.56%**      0.55%    0.54%    0.55%    0.54%    0.53%

----------
+ Per share amounts have been calculated using the monthly average shares method.

*    Not annualized.

**   Annualized.

                 See accompanying notes to financial statements.

INFORMATION AVAILABLE (UNAUDITED)

     Much of the information that the funds in the Aquila(SM) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your fund twice a year in the semi-annual and annual reports you receive. You should know, however, that we prepare, and have available, portfolio listings at the end of each quarter.

     Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

FOUNDER
   AQUILA MANAGEMENT CORPORATION

MANAGER
   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER
   U.S. BANCORP ASSET MANAGEMENT, INC.
   555 S.W. Oak Street
   U.S. Bancorp Tower
   Portland, Oregon 97204

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Gary C. Cornia
   James A. Gardner
   Diana P. Herrmann
   Edmund P. Jensen
   Raymond H. Lung
   John W. Mitchell
   Patricia L. Moss
   Ralph R. Shaw
   Nancy Wilgenbusch

OFFICERS
   Diana P. Herrmann, Vice Chair and President
   James M. McCullough, Senior Vice President
   Sally J. Church, Vice President
   Christine L.  Neimeth, Vice President
   Joseph P. DiMaggio, Chief Financial Officer and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   760 Moore Road
   King of Prussia, Pennsylvania 19406

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 1001 7

Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL REPORT

MARCH 31, 2004

                            TAX-FREE TRUST OF OREGON

                          A TAX-FREE INCOME INVESTMENT

[Logo of Tax-Free Trust of Oregon: a square containing two trees in front of mountains]

                       ONE OF THE AQUILA(SM) GROUP OF FUNDS

[Logo of the Aquila Group of Funds: an eagle's head]

ITEM 2.  CODE OF ETHICS.

		Not applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
June 7, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Vice Chair, Trustee and President
June 7, 2004


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer and Treasurer
June 7, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
June 7, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Vice Chair, Trustee and President
June 7, 2004

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 7, 2004



TAX-FREE TRUST OF OREGON

EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.